BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 74,634	$ 107,190
Prepaid expenses	875	875
Total current assets	75,509	108,065
Current liabilities
Accounts payable and accrued expenses	3,550	3,400
Total current liabilities	3,550	3,400
Stockholders' equity (Note 6)
Common stock, par value $0.001, authorized 100,000,000 shares; issued and outstanding shares (December 31, 2014: 34,548,368; December 31, 2013: 34,548,368)	34,548	34,548
Additional paid-in capital	7,104,130	7,104,130
Accumulated deficit	(9,066)	(9,066)
Deficit accumulated during the exploration stage	(7,057,653)	(7,024,947)
Total stockholders' equity	71,959	104,665
Total liabilities and stockholders' equity	$ 75,509	$ 108,065